UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21053

Name of Fund: BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Virginia Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 11/30/2007

Item 1 – Schedule of Investments

BlackRock Virginia Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)			(in Thousands)
	Face
	Amount	Municipal Bonds	Value
District of Columbia - 7.2%	$1,500	Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds, AMT, Series A, 5.25% due 10/01/2032 (d)	$1,515
	250	Metropolitan Washington Airports Authority, D.C., Airport System Revenue Bonds, AMT, Series B, 5% due 10/01/2034 (e)	251
Puerto Rico - 5.3%	1,340	Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds, 5.375% due 5/15/2033	1,306
Virginia - 138.4%	1,435	Alexandria, Virginia, Redevelopment and Housing Authority, M/F Housing Revenue Refunding Bonds (3001 Park Center Apartments), Series A, 6.375% due 4/01/2034	1,463
	2,150	Arlington County, Virginia, IDA, Hospital Facilities Revenue Bonds (Virginia Hospital Center - Arlington Health System), 5.25% due 7/01/2011 (g)	2,312
	1,500	Celebrate North Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series B, 6.75% due 3/01/2034	1,557
	500	Chesterfield County, Virginia, EDA, Solid Waste and Sewer Disposal Revenue Bonds (Virginia Electric Power Company), AMT, Series A, 5.60% due 11/01/2031	496
	1,500	Danville, Virginia, IDA, Hospital Revenue Refunding Bonds (Danville Regional Medical Center), 5.25% due 10/01/2028 (b)(c)	1,672
	980	Dulles Town Center, Virginia, Community Development Authority, Special Assessment Tax (Dulles Town Center Project), 6.25% due 3/01/2026	998
	1,000	Fairfax County, Virginia, EDA, Residential Care Facilities, Mortgage Revenue Refunding Bonds (Goodwin House, Inc.), 5.125% due 10/01/2037	936
	1,205	Fairfax County, Virginia, Water Authority, Water Revenue Refunding Bonds, 5% due 4/01/2027	1,247
	1,000	Hampton, Virginia, Public Improvement, GO, 5% due 4/01/2020	1,055
	1,500	Henrico County, Virginia, EDA, Revenue Refunding Bonds (Bon Secours Health System, Inc.), Series A, 5.60% due 11/15/2030	1,540
	1,300	Isle Wight County, Virginia, IDA, Environmental Improvement Revenue Bonds, AMT, Series A, 5.70% due 11/01/2027	1,306
	1,500	Norfolk, Virginia, Airport Authority Revenue Bonds, Series A, 5.125% due 7/01/2031 (d)	1,525
	500	Peninsula Ports Authority, Virginia, Residential Care Facilities, Revenue Refunding Bonds (Baptist Homes), Series C, 5.40% due 12/01/2033	464
	5,000	Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior Series B, 6.99% due 8/15/2008 (a)(g)(h)	2,221
	1,275	Prince William County, Virginia, Lease Participation Certificates, 5% due 12/01/2021	1,325
	1,250	Richmond, Virginia, Metropolitan Authority, Expressway Revenue Refunding Bonds, 5.25% due 7/15/2022 (d)	1,398
	3,000	Richmond, Virginia, Public Utilities Revenue Refunding Bonds, 5% due 1/15/2012 (e)(g)	3,200
	750	Stafford County, Virginia, EDA, Hospital Facilities Revenue Bonds (MediCorp Health System), 5.25% due 6/15/2037	754
	250	The Shops at White Oak Village Community Development Authority, Virginia, Special Assessment Revenue Bonds, 5.30% due 3/01/2017	248
	200	Virginia College Building Authority, Educational Facilities Revenue Bonds (21st Century College and Equipment Programs), VRDN, Series C, 3.60% due 2/01/2026 (i)	200

Portfolio Abbreviations
To simplify the listings of BlackRock Virginia Municipal Bond Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
EDA	Economic Development Authority	M/F	Multi-Family
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
HDA	Housing Development Authority

BlackRock Virginia Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)			(in Thousands)
	Face
	Amount	Municipal Bonds	Value
	$500	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds (Washington and Lee University Project), 5.25% due 1/01/2026 (f)	$562
	1,000	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds (Washington and Lee University Project), 5.25% due 1/01/2031 (f)	1,131
	500	Virginia Port Authority, Port Facilities Revenue Bonds, AMT, 4.75% due 7/01/2031 (d)	488
	3,000	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series H-1, 5.375% due 7/01/2036 (f)	3,057
	1,000	Virginia State Resources Authority, Infrastructure Revenue Bonds (Pooled Financing Program), Senior Series B, 5% due 11/01/2037	1,042
	635	Virginia State Resources Authority, Infrastructure Revenue Bonds (Pooled Loan Program), Series A, 5.125% due 5/01/2027	656
	1,000	Virginia State Resources Authority, Water and Sewer System Revenue Bonds (Frederick County Sanitation Authority Project), 5.20% due 10/01/2010 (g)	1,053
		Total Municipal Bonds (Cost - $35,045) - 150.9%	36,978
		Corporate Bonds
Multi-State - 7.0%	1,500	Charter Mac Equity Issuer Trust, 7.20% due 10/31/2052 (j)	1,709
		Total Corporate Bonds (Cost - $1,500) - 7.0%	1,709
		Total Investments (Cost - $36,545*) - 157.9%	38,687
		Liabilities in Excess of Other Assets - (2.6%)	(648)
		Preferred Shares, at Redemption Value - (55.3%)	(13,540)
		Net Assets Applicable to Common Shares - 100.0%	$24,499

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:
Aggregate cost	$36,473
Gross unrealized appreciation	$2,379
Gross unrealized depreciation	(165)
Net unrealized appreciation	$2,214

(a)	ACA Insured.
(b)	AMBAC Insured.
(c)	Escrowed to maturity.
(d)	FGIC Insured.
(e)	FSA Insured.
(f)	MBIA Insured.
(g)	Prerefunded.
(h)	Represent a zero coupon bond; the interest rates shown is the effective yield at the time of purchase.
(i)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(j)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

Item 2 – Controls and Procedures

2(a) –    The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer of
BlackRock Virginia Municipal Bond Trust

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 16, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: January 16, 2008